Note 19 - Accumulated Other Comprehensive Loss	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
19.	ACCUMULATED OTHER COMPREHENSIVE LOSS

The following table presents the changes in accumulated other comprehensive loss by component net of tax:

Unrealized gains/(losses) on
available-for-sale
(Dollars in thousands)	securities (a)

Balance as of December 31, 2020	$4,284
Other comprehensive loss	(822)
Balance at December 31, 2021	$3,462

Balance as of December 31, 2021	$3,462
Other comprehensive loss	(25,606)
Balance at December 31, 2022	$(22,144)

(a)	All amounts are net of tax. Amounts in parentheses indicate debits to accumulated other comprehensive income.

No unrealized gains or losses on available-for-sale securities were reclassified out of accumulated other comprehensive income for the years ended December 31, 2022, or 2021.